American Century Investments®
Quarterly Portfolio Holdings
Avantis® Core Fixed Income ETF (AVIG)
May 28, 2021

Avantis Core Fixed Income ETF - Schedule of Investments
MAY 28, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 62.3%
Aerospace and Defense — 2.6%
Boeing Co. (The), 2.80%, 3/1/27	25,000	26,018
Boeing Co. (The), 2.95%, 2/1/30	125,000	126,286
Boeing Co. (The), 5.15%, 5/1/30	50,000	58,574
General Dynamics Corp., 3.625%, 4/1/30	207,000	232,133
Huntington Ingalls Industries, Inc., 3.48%, 12/1/27	100,000	109,591
Lockheed Martin Corp., 3.55%, 1/15/26	210,000	233,402
Northrop Grumman Corp., 3.25%, 1/15/28	70,000	75,820
Precision Castparts Corp., 3.25%, 6/15/25	120,000	130,779
Raytheon Technologies Corp., 3.50%, 3/15/27	50,000	55,383
Textron, Inc., 4.00%, 3/15/26	50,000	55,532
Textron, Inc., 2.45%, 3/15/31	120,000	118,867
		1,222,385
Airlines — 0.4%
Southwest Airlines Co., 5.125%, 6/15/27	102,000	119,447
Southwest Airlines Co., 2.625%, 2/10/30	61,000	61,862
		181,309
Auto Components — 0.4%
BorgWarner, Inc., 2.65%, 7/1/27	180,000	189,930
Automobiles — 1.2%
American Honda Finance Corp., MTN, 1.00%, 9/10/25	100,000	100,490
American Honda Finance Corp., MTN, 2.35%, 1/8/27	130,000	137,311
General Motors Co., 4.20%, 10/1/27	100,000	111,969
General Motors Financial Co., Inc., 5.10%, 1/17/24	44,000	48,711
Toyota Motor Credit Corp., MTN, 3.375%, 4/1/30	100,000	110,485
Toyota Motor Credit Corp., MTN, 1.65%, 1/10/31	63,000	60,454
		569,420
Banks — 6.5%
African Development Bank, 0.75%, 4/3/23	60,000	60,592
Asian Development Bank, MTN, 0.375%, 9/3/25	100,000	98,711
Asian Development Bank, MTN, 2.375%, 8/10/27	40,000	42,901
Asian Infrastructure Investment Bank (The), 0.25%, 9/29/23	100,000	99,950
Asian Infrastructure Investment Bank (The), 0.50%, 5/28/25	125,000	124,223
Bank of Nova Scotia (The), 3.40%, 2/11/24	113,000	121,694
Citizens Financial Group, Inc., 2.50%, 2/6/30	200,000	203,191
Council Of Europe Development Bank, 0.25%, 10/20/23	25,000	24,975
Council Of Europe Development Bank, 2.50%, 2/27/24	20,000	21,205
European Bank for Reconstruction & Development, MTN, 2.125%, 3/7/22	25,000	25,379
European Investment Bank, 0.625%, 7/25/25	70,000	69,749
European Investment Bank, 4.875%, 2/15/36	30,000	40,525
Fifth Third Bancorp, 3.65%, 1/25/24	185,000	199,329
Inter-American Development Bank, 3.00%, 10/4/23	50,000	53,203
Inter-American Development Bank, 2.00%, 7/23/26	100,000	105,401
Inter-American Development Bank, 2.375%, 7/7/27	155,000	165,813
International Bank for Reconstruction & Development, 1.75%, 4/19/23	50,000	51,456
International Bank for Reconstruction & Development, 0.75%, 11/24/27	100,000	96,966
International Bank for Reconstruction & Development, 0.875%, 5/14/30	55,000	51,516
International Finance Corp., MTN, 2.875%, 7/31/23	50,000	52,864
Kreditanstalt fuer Wiederaufbau, 2.125%, 6/15/22	50,000	51,031

Kreditanstalt fuer Wiederaufbau, 2.00%, 5/2/25	50,000	52,733
Landwirtschaftliche Rentenbank, 2.00%, 1/13/25	65,000	68,416
Oesterreichische Kontrollbank AG, MTN, 2.875%, 3/13/23	75,000	78,559
PNC Financial Services Group, Inc. (The), 3.15%, 5/19/27	175,000	191,836
Santander Holdings USA, Inc., 3.45%, 6/2/25	110,000	118,673
Santander Holdings USA, Inc., 4.40%, 7/13/27	110,000	123,417
Sumitomo Mitsui Financial Group, Inc., 3.94%, 10/16/23	50,000	54,224
US Bancorp, MTN, 3.95%, 11/17/25	160,000	181,271
Wells Fargo & Co., MTN, 3.55%, 9/29/25	185,000	204,260
Westpac Banking Corp., 3.40%, 1/25/28	165,000	183,718
		3,017,781
Beverages — 1.8%
Anheuser-Busch InBev Worldwide, Inc., 8.20%, 1/15/39	25,000	40,347
Anheuser-Busch InBev Worldwide, Inc., 4.35%, 6/1/40	75,000	85,759
Keurig Dr Pepper, Inc., 3.20%, 5/1/30	150,000	159,702
Molson Coors Beverage Co., 3.00%, 7/15/26	195,000	209,164
PepsiCo, Inc., 3.00%, 10/15/27	195,000	215,166
PepsiCo, Inc., 1.625%, 5/1/30	70,000	68,138
PepsiCo, Inc., 1.40%, 2/25/31	51,000	48,586
		826,862
Biotechnology — 0.4%
AbbVie, Inc., 4.50%, 5/14/35	160,000	189,961
Capital Markets — 2.4%
Ameriprise Financial, Inc., 2.875%, 9/15/26	225,000	242,767
BlackRock, Inc., 3.25%, 4/30/29	20,000	22,156
Brookfield Finance, Inc., 3.90%, 1/25/28	185,000	204,124
Charles Schwab Corp. (The), 3.20%, 3/2/27	50,000	54,799
Charles Schwab Corp. (The), 1.65%, 3/11/31	75,000	71,245
Franklin Resources, Inc., 1.60%, 10/30/30	194,000	183,650
Lazard Group LLC, 4.375%, 3/11/29	100,000	112,550
S&P Global, Inc., 2.95%, 1/22/27	75,000	81,122
TD Ameritrade Holding Corp., 2.75%, 10/1/29	116,000	122,776
		1,095,189
Chemicals — 3.0%
Air Products and Chemicals, Inc., 1.50%, 10/15/25	120,000	123,030
Eastman Chemical Co., 3.80%, 3/15/25	200,000	219,050
EI du Pont de Nemours and Co., 2.30%, 7/15/30	50,000	50,653
Linde, Inc., 3.20%, 1/30/26	80,000	87,778
Mosaic Co. (The), 4.05%, 11/15/27	25,000	27,878
Mosaic Co. (The), 5.45%, 11/15/33	150,000	185,965
Nutrien Ltd., 2.95%, 5/13/30	150,000	156,926
PPG Industries, Inc., 1.20%, 3/15/26	200,000	199,748
RPM International, Inc., 4.55%, 3/1/29	156,000	177,172
Westlake Chemical Corp., 3.60%, 8/15/26	120,000	132,124
Westlake Chemical Corp., 3.375%, 6/15/30	50,000	52,971
		1,413,295
Commercial Services and Supplies — 0.1%
Waste Management, Inc., 1.15%, 3/15/28	50,000	48,214
Construction and Engineering — 0.3%
Quanta Services, Inc., 2.90%, 10/1/30	150,000	154,628
Consumer Finance — 0.3%
Synchrony Financial, 3.95%, 12/1/27	20,000	22,114
Synchrony Financial, 5.15%, 3/19/29	110,000	127,869
		149,983

Containers and Packaging — 0.1%
WRKCo, Inc., 4.90%, 3/15/29	50,000	59,402
Diversified Financial Services — 0.6%
Equitable Holdings, Inc., 4.35%, 4/20/28	100,000	113,637
National Rural Utilities Cooperative Finance Corp., 3.70%, 3/15/29	150,000	166,971
		280,608
Diversified Telecommunication Services — 0.4%
AT&T, Inc., 6.15%, 9/15/34	46,000	60,462
Telefonica Europe BV, 8.25%, 9/15/30	40,000	57,572
Verizon Communications, Inc., 5.25%, 3/16/37	65,000	83,188
		201,222
Electric Utilities — 4.3%
Berkshire Hathaway Energy Co., 4.05%, 4/15/25	120,000	133,821
Berkshire Hathaway Energy Co., 3.25%, 4/15/28	50,000	54,584
DTE Electric Co., 2.25%, 3/1/30	50,000	50,807
DTE Electric Co., Series C, 2.625%, 3/1/31	110,000	114,260
Duke Energy Carolinas LLC, Series A, 6.00%, 12/1/28	100,000	126,774
Duke Energy Ohio, Inc., 2.125%, 6/1/30	110,000	109,239
Entergy Arkansas LLC, 4.00%, 6/1/28	53,000	59,801
Entergy Louisiana LLC, 2.40%, 10/1/26	50,000	52,530
Entergy Louisiana LLC, 3.05%, 6/1/31	105,000	112,456
Florida Power & Light Co., 3.125%, 12/1/25	65,000	70,994
IPALCO Enterprises, Inc., 4.25%, 5/1/30	169,000	188,324
PacifiCorp, 2.70%, 9/15/30	90,000	93,326
PPL Electric Utilities Corp., 6.25%, 5/15/39	180,000	254,302
Public Service Electric and Gas Co., MTN, 3.00%, 5/15/27	60,000	65,119
Puget Energy, Inc., 4.10%, 6/15/30	210,000	232,023
Southwestern Electric Power Co., Series M, 4.10%, 9/15/28	100,000	112,953
Union Electric Co., 2.95%, 3/15/30	112,000	119,093
Wisconsin Power and Light Co., 3.00%, 7/1/29	40,000	42,914
		1,993,320
Electronic Equipment, Instruments and Components — 1.1%
Flex Ltd., 3.75%, 2/1/26	50,000	54,557
Flex Ltd., 4.875%, 5/12/30	140,000	161,193
Jabil, Inc., 3.00%, 1/15/31	50,000	50,760
Trimble, Inc., 4.90%, 6/15/28	103,000	118,956
Tyco Electronics Group SA, 3.125%, 8/15/27	100,000	108,112
		493,578
Energy Equipment and Services — 0.8%
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc., 3.34%, 12/15/27	100,000	109,711
Schlumberger Investment SA, 2.65%, 6/26/30	259,000	267,130
		376,841
Entertainment — 0.1%
Walt Disney Co. (The), 2.00%, 9/1/29	70,000	69,759
Equity Real Estate Investment Trusts (REITs) — 4.3%
American Campus Communities Operating Partnership LP, 3.875%, 1/30/31	110,000	120,228
American Homes 4 Rent LP, 4.25%, 2/15/28	109,000	121,456
American Tower Corp., 3.60%, 1/15/28	210,000	229,418
AvalonBay Communities, Inc., MTN, 3.20%, 1/15/28	40,000	43,049
Boston Properties LP, 3.25%, 1/30/31	175,000	183,828
Brixmor Operating Partnership LP, 3.65%, 6/15/24	163,000	175,984
Brixmor Operating Partnership LP, 3.90%, 3/15/27	45,000	49,586
Camden Property Trust, 2.80%, 5/15/30	65,000	67,576
Corporate Office Properties LP, 2.25%, 3/15/26	169,000	173,801
Digital Realty Trust LP, 3.60%, 7/1/29	100,000	110,075

Highwoods Realty LP, 4.125%, 3/15/28	105,000	116,594
Highwoods Realty LP, 2.60%, 2/1/31	110,000	108,894
Prologis LP, 3.25%, 10/1/26	250,000	275,832
Realty Income Corp., 3.65%, 1/15/28	60,000	66,044
Ventas Realty LP, 3.00%, 1/15/30	20,000	20,710
Ventas Realty LP, 4.75%, 11/15/30	110,000	129,450
		1,992,525
Food and Staples Retailing — 0.9%
Sysco Corp., 6.60%, 4/1/40	140,000	202,095
Walgreens Boots Alliance, Inc., 3.45%, 6/1/26	8,000	8,744
Walgreens Boots Alliance, Inc., 3.20%, 4/15/30	50,000	52,569
Walmart, Inc., 3.70%, 6/26/28	153,000	173,743
		437,151
Food Products — 1.1%
Archer-Daniels-Midland Co., 3.25%, 3/27/30	210,000	229,521
Bunge Ltd. Finance Corp., 3.25%, 8/15/26	120,000	129,938
Campbell Soup Co., 4.15%, 3/15/28	105,000	118,832
General Mills, Inc., 3.20%, 2/10/27	25,000	27,391
General Mills, Inc., 4.20%, 4/17/28	25,000	28,641
		534,323
Gas Utilities — 0.2%
Southern California Gas Co., 2.55%, 2/1/30	74,000	75,793
Health Care Equipment and Supplies — 0.6%
Edwards Lifesciences Corp., 4.30%, 6/15/28	42,000	47,944
Zimmer Biomet Holdings, Inc., 3.55%, 3/20/30	220,000	238,727
		286,671
Health Care Providers and Services — 1.3%
CVS Health Corp., 1.875%, 2/28/31	188,000	179,260
HCA, Inc., 4.50%, 2/15/27	25,000	28,389
HCA, Inc., 4.125%, 6/15/29	160,000	179,259
UnitedHealth Group, Inc., 3.45%, 1/15/27	190,000	211,677
		598,585
Hotels, Restaurants and Leisure — 0.7%
Expedia Group, Inc., 3.25%, 2/15/30	150,000	153,724
Hyatt Hotels Corp., 4.85%, 3/15/26	60,000	67,393
Starbucks Corp., 4.00%, 11/15/28	75,000	85,055
		306,172
Household Durables — 0.2%
Whirlpool Corp., 4.00%, 3/1/24	89,000	97,017
Industrial Conglomerates — 0.3%
3M Co., MTN, 5.70%, 3/15/37	30,000	40,590
Roper Technologies, Inc., 1.40%, 9/15/27	120,000	117,868
		158,458
Insurance — 1.0%
Brighthouse Financial, Inc., 3.70%, 6/22/27	112,000	122,592
Chubb INA Holdings, Inc., 1.375%, 9/15/30	110,000	103,245
MetLife, Inc., 3.60%, 11/13/25	210,000	233,047
		458,884
Interactive Media and Services — 0.2%
Alphabet, Inc., 0.80%, 8/15/27	80,000	77,889
Internet and Direct Marketing Retail — 0.5%
Amazon.com, Inc., 5.20%, 12/3/25	200,000	236,919
IT Services — 1.6%
DXC Technology Co., 4.75%, 4/15/27	107,000	122,392
International Business Machines Corp., 1.95%, 5/15/30	184,000	181,423

Leidos, Inc., 4.375%, 5/15/30(1)	150,000	168,681
Visa, Inc., 2.75%, 9/15/27	40,000	43,332
Western Union Co. (The), 6.20%, 11/17/36	174,000	215,023
		730,851
Leisure Products — 0.4%
Hasbro, Inc., 3.50%, 9/15/27	161,000	176,159
Machinery — 1.9%
ABB Finance USA, Inc., 3.80%, 4/3/28	106,000	120,209
Caterpillar Financial Services Corp., MTN, 3.65%, 12/7/23	140,000	151,705
Caterpillar Financial Services Corp., MTN, 1.10%, 9/14/27	50,000	49,245
John Deere Capital Corp., MTN, 3.05%, 1/6/28	168,000	182,442
Kennametal, Inc., 4.625%, 6/15/28	108,000	121,068
Oshkosh Corp., 4.60%, 5/15/28	106,000	121,249
Parker-Hannifin Corp., MTN, 4.20%, 11/21/34	100,000	116,514
		862,432
Media — 1.3%
Comcast Corp., 2.65%, 2/1/30	125,000	129,570
Comcast Corp., 4.25%, 10/15/30	100,000	116,050
Comcast Corp., 3.25%, 11/1/39	25,000	25,818
Interpublic Group of Cos., Inc. (The), 4.75%, 3/30/30	150,000	174,657
ViacomCBS, Inc., 4.95%, 1/15/31	120,000	142,310
		588,405
Metals and Mining — 1.1%
Kinross Gold Corp., 4.50%, 7/15/27	70,000	80,582
Newmont Corp., 3.70%, 3/15/23	200,000	209,622
Steel Dynamics, Inc., 3.25%, 1/15/31	190,000	202,144
		492,348
Multi-Utilities — 0.1%
San Diego Gas & Electric Co., 1.70%, 10/1/30	62,000	59,252
Multiline Retail — 0.3%
Dollar Tree, Inc., 4.20%, 5/15/28	75,000	84,869
Target Corp., 2.65%, 9/15/30	70,000	74,068
		158,937
Oil, Gas and Consumable Fuels — 6.7%
BP Capital Markets America, Inc., 3.22%, 11/28/23	100,000	106,590
BP Capital Markets plc, 3.28%, 9/19/27	90,000	98,798
Burlington Resources LLC, 7.40%, 12/1/31	30,000	43,752
Canadian Natural Resources Ltd., 2.95%, 7/15/30	213,000	217,981
Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/27	104,000	120,768
Chevron Corp., 1.55%, 5/11/25	120,000	123,974
Chevron USA, Inc., 3.85%, 1/15/28	118,000	134,734
Cimarex Energy Co., 3.90%, 5/15/27	141,000	155,118
Cimarex Energy Co., 4.375%, 3/15/29	68,000	76,420
Enbridge, Inc., 3.125%, 11/15/29	170,000	179,713
Enterprise Products Operating LLC, 3.35%, 3/15/23	100,000	104,519
Enterprise Products Operating LLC, 3.70%, 2/15/26	30,000	33,382
Equinor ASA, 3.70%, 3/1/24	70,000	75,998
Equinor ASA, 2.875%, 4/6/25	75,000	80,513
Exxon Mobil Corp., 2.44%, 8/16/29	140,000	145,001
Exxon Mobil Corp., 2.61%, 10/15/30	160,000	165,923
Kinder Morgan, Inc., 5.30%, 12/1/34	30,000	36,123
Marathon Petroleum Corp., 4.70%, 5/1/25	40,000	45,350
MPLX LP, 2.65%, 8/15/30	49,000	48,748
Phillips 66, 3.90%, 3/15/28	190,000	211,895
Pioneer Natural Resources Co., 1.90%, 8/15/30	50,000	47,110

Shell International Finance BV, 3.25%, 5/11/25	130,000	141,975
Shell International Finance BV, 2.50%, 9/12/26	185,000	198,541
Total Capital International SA, 2.43%, 1/10/25	147,000	155,308
Total Capital International SA, 2.99%, 6/29/41	36,000	35,603
TransCanada PipeLines Ltd., 4.25%, 5/15/28	90,000	102,658
Valero Energy Corp., 6.625%, 6/15/37	125,000	166,494
Valero Energy Partners LP, 4.50%, 3/15/28	43,000	48,638
Williams Cos., Inc. (The), 4.00%, 9/15/25	30,000	33,390
		3,135,017
Pharmaceuticals — 3.1%
Bristol-Myers Squibb Co., 3.25%, 2/27/27	104,000	115,557
Bristol-Myers Squibb Co., 1.45%, 11/13/30	176,000	167,351
Eli Lilly & Co., 3.375%, 3/15/29	115,000	127,540
Johnson & Johnson, 0.55%, 9/1/25	40,000	39,820
Johnson & Johnson, 2.90%, 1/15/28	90,000	98,448
Merck & Co., Inc., 0.75%, 2/24/26	70,000	69,566
Mylan, Inc., 4.55%, 4/15/28	102,000	116,702
Novartis Capital Corp., 3.10%, 5/17/27	185,000	203,553
Novartis Capital Corp., 2.20%, 8/14/30	125,000	127,545
Royalty Pharma plc, 2.20%, 9/2/30(1)	200,000	192,486
Sanofi, 3.625%, 6/19/28	158,000	177,957
		1,436,525
Road and Rail — 0.3%
Norfolk Southern Corp., 3.15%, 6/1/27	125,000	136,284
Semiconductors and Semiconductor Equipment — 2.6%
Broadcom, Inc., 4.11%, 9/15/28	135,000	149,291
Broadcom, Inc., 2.60%, 2/15/33(1)	25,000	23,831
Intel Corp., 4.60%, 3/25/40	98,000	119,298
Lam Research Corp., 3.75%, 3/15/26	50,000	56,033
Marvell Technology, Inc., 2.95%, 4/15/31(1)	200,000	202,601
Micron Technology, Inc., 4.19%, 2/15/27	75,000	84,773
NVIDIA Corp., 2.85%, 4/1/30	150,000	159,843
NXP BV / NXP Funding LLC, 5.55%, 12/1/28(1)	140,000	170,147
QUALCOMM, Inc., 3.25%, 5/20/27	210,000	232,309
		1,198,126
Software — 1.2%
Adobe, Inc., 2.30%, 2/1/30	58,000	59,520
Autodesk, Inc., 2.85%, 1/15/30	100,000	104,337
Microsoft Corp., 2.875%, 2/6/24	150,000	159,639
VMware, Inc., 4.70%, 5/15/30	200,000	232,576
		556,072
Specialty Retail — 0.8%
AutoNation, Inc., 3.80%, 11/15/27	66,000	72,505
AutoNation, Inc., 4.75%, 6/1/30	40,000	47,116
Home Depot, Inc. (The), 2.80%, 9/14/27	110,000	119,324
O'Reilly Automotive, Inc., 4.35%, 6/1/28	75,000	86,328
TJX Cos., Inc. (The), 1.15%, 5/15/28	50,000	47,920
		373,193
Technology Hardware, Storage and Peripherals — 1.7%
Apple, Inc., 3.25%, 2/23/26	240,000	264,634
Apple, Inc., 3.20%, 5/11/27	70,000	77,350
Apple, Inc., 2.20%, 9/11/29	30,000	30,776
Hewlett Packard Enterprise Co., 6.20%, 10/15/35	179,000	239,783
HP, Inc., 3.40%, 6/17/30	170,000	181,215
		793,758

Trading Companies and Distributors — 0.5%
Air Lease Corp., 3.625%, 12/1/27	213,000	226,525
Transportation Infrastructure — 0.3%
FedEx Corp. 2020-1 Class AA Pass Through Trust, 1.875%, 8/20/35	117,765	116,498
Wireless Telecommunication Services — 0.3%
T-Mobile USA, Inc., 3.75%, 4/15/27	110,000	121,108
TOTAL CORPORATE BONDS (Cost $29,004,931)		28,955,564
U.S. TREASURY SECURITIES — 25.4%
U.S. Treasury Bills, 0.04%, 7/13/21(2)	250,000	250,000
U.S. Treasury Bonds, 1.125%, 8/15/40	484,500	402,750
U.S. Treasury Bonds, 4.75%, 2/15/41	159,600	227,773
U.S. Treasury Bonds, 2.875%, 8/15/45	737,200	821,920
U.S. Treasury Bonds, 3.00%, 11/15/45	357,200	407,313
U.S. Treasury Bonds, 2.50%, 2/15/46	256,500	267,371
U.S. Treasury Notes, 2.00%, 10/31/21	902,500	909,781
U.S. Treasury Notes, 1.375%, 10/15/22	693,500	705,623
U.S. Treasury Notes, 2.875%, 9/30/23	1,502,900	1,597,007
U.S. Treasury Notes, 0.125%, 12/15/23	57,000	56,874
U.S. Treasury Notes, 1.375%, 1/31/25	133,000	137,349
U.S. Treasury Notes, 2.75%, 8/31/25	1,759,400	1,916,750
U.S. Treasury Notes, 2.625%, 1/31/26	219,500	238,663
U.S. Treasury Notes, 0.50%, 8/31/27	794,200	764,867
U.S. Treasury Notes, 0.375%, 9/30/27(3)	1,917,100	1,828,958
U.S. Treasury Notes, 0.50%, 10/31/27	532,000	510,554
U.S. Treasury Notes, 0.625%, 8/15/30	847,400	779,906
TOTAL U.S. TREASURY SECURITIES (Cost $12,087,246)		11,823,459
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 19.4%
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 19.4%
GNMA, 2.00%, TBA	225,000	228,792
GNMA, 2.50%, TBA	475,000	491,921
GNMA, 3.00%, TBA	250,000	260,815
GNMA, 3.00%, TBA	250,000	260,591
UMBS, 1.50%, TBA	500,000	506,113
UMBS, 1.50%, TBA	550,000	556,080
UMBS, 1.50%, TBA	350,000	343,376
UMBS, 2.00%, TBA	500,000	515,918
UMBS, 2.00%, TBA	500,000	505,010
UMBS, 2.00%, TBA	450,000	464,924
UMBS, 2.00%, TBA	425,000	428,329
UMBS, 2.50%, TBA	650,000	672,966
UMBS, 2.50%, TBA	650,000	671,544
UMBS, 2.50%, TBA	150,000	154,620
UMBS, 3.00%, TBA	1,000,000	1,044,468
UMBS, 3.00%, TBA	1,000,000	1,043,179
UMBS, 3.50%, TBA	800,000	844,422
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $8,977,821)		8,993,068
U.S. GOVERNMENT AGENCY SECURITIES — 2.0%
FHLB, 2.75%, 12/13/24	15,000	16,224
FHLMC, 0.30%, 9/28/23	100,000	100,040
FHLMC, 1.50%, 2/12/25	70,000	72,588
FHLMC, 0.375%, 9/23/25	30,000	29,657
FNMA, 2.50%, 2/5/24	30,000	31,806

FNMA, 0.50%, 6/17/25	50,000	49,845
FNMA, 1.875%, 9/24/26	100,000	105,356
FNMA, 6.25%, 5/15/29	50,000	68,226
FNMA, 7.25%, 5/15/30	20,000	29,460
FNMA, 5.625%, 7/15/37	95,000	141,151
Tennessee Valley Authority, 0.75%, 5/15/25	50,000	50,376
Tennessee Valley Authority, 7.125%, 5/1/30	20,000	29,039
Tennessee Valley Authority, 5.88%, 4/1/36	90,000	131,984
Tennessee Valley Authority, Series A, 2.875%, 2/1/27	60,000	65,996
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $929,773)		921,748
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.2%
Canada — 0.2%
Export Development Canada, 2.625%, 2/21/24 (Cost $106,124)	100,000	106,201
TEMPORARY CASH INVESTMENTS — 8.6%
Banco Santander SA, 0.20%, 6/4/21(1)(2)	450,000	449,996
BPCE SA, 0.17%, 9/1/21(1)(2)	625,000	624,835
Lloyds Bank plc, 0.07%, 8/2/21(2)	400,000	399,944
National Bank of Canada, 0.18%, 9/24/21(1)(2)	480,000	479,819
Skandinaviska Enskilda Banken AB, 0.10%, 8/19/21(1)(2)	500,000	499,893
Societe Generale SA, 0.11%, 8/24/21(1)(2)	625,000	624,856
Sumitomo Mitsui Trust Bank Ltd., 0.17%, 9/1/21(1)(2)	400,000	399,903
Total Capital Canada Ltd., 0.11%, 8/9/21(1)(2)	550,000	549,923
TOTAL TEMPORARY CASH INVESTMENTS (Cost $4,028,844)		4,029,169
TOTAL INVESTMENT SECURITIES — 117.9% (Cost $55,134,739)		54,829,209
OTHER ASSETS AND LIABILITIES — (17.9)%		(8,337,669)
TOTAL NET ASSETS — 100.0%		$46,491,540

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America Investment Grade Index Series 36	Sell	1.00%	6/20/26	$800,000	$20,119	$996	$21,115
§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.
‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
CDX	-	Credit Derivatives Indexes
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
MTN	-	Medium Term Note
TBA	-	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
UMBS	-	Uniform Mortgage-Backed Securities
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $4,386,971, which represented 9.4% of total net assets.
(2)The rate indicated is the yield to maturity at purchase.
(3)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments and/or swap agreements. At the period end, the aggregate value of securities pledged was $34,363.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities and other financial instruments were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.